Lease Commitments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease Commitments
Deferred rent	$ 1,180,874		$ 1,124,702	$ 741,167
Rent expense	$ 3,505,955	$ 2,351,566	$ 10,281,541	$ 6,393,522